Cash and Cash Equivalents - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Bottom of range [member]
Disclosure of cash and cash equivalents [line items]
Time deposits interest rate	1.49%	0.42%
Top of range [member]
Disclosure of cash and cash equivalents [line items]
Time deposits interest rate	1.58%	1.00%